INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

For the years ended December 31, 2023, 2022 and 2021, the Company’s income tax expenses are as follows:

	For the Years Ended December 31,
	2023	2022	2021
Current	639,948	448,089	232,794
Deferred	(373,969)	(102,909)	(11,410)
Total	265,979	345,180	221,384

SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the Japanese statutory tax rate for the years ended December 31, 2023, 2022 and 2021 is as follows:

	For the Years Ended December 31,
	2023	2022	2021
Japanese statutory tax rate	30.62%	30.62%	30.62%
Entertainment expenses not deductible	2.21%	3.82%	5.94%
Unrecognized gain in connection with reorganization	0.00%	8.80%	5.55%
Non-taxable dividend income	(0.02)%	(0.26)%	(0.58)%
Stock based compensation expense not deductible	0.01%	0.31%	0.71%
Change on valuation allowance	0.00%	1.77%	0.00%
Effect of different statutory tax rate in Japan	(2.59)%	1.60%	0.00%
Other adjustments	(4.03)%	(1.86)%	(2.97)%
Subtotal	26.20%	44.80%	39.27%
Undistributed retained earnings tax*	0.00%	7.82%	5.00%
Effective tax rate	26.20%	52.62%	44.27%

*	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subject to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s capital stock exceeds JPY100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends declared, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than JPY30 million is subject to a rate of 10%, the portion between JPY30 million and JPY100 million is subject to a rate of 15%, and the portion over JPY100 million is subject to a rate of 20%.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at December 31, 2023 and 2022 are presented below:

	December 31,	December 31,
	2023	2022
Deferred income tax assets
Revenue and expense adjustments	50,092	29,145
Allowance for credit losses	25,395	10,080
Fair value change and impairment on investment securities	34,313	28,825
Unrealized gain on sales arrangement with repurchase clause*	-	12,018
Lease liabilities	740,381	812,434
Stock based compensations	339,539	238,846
Net operating loss carryforwards	236,525	19,285
Others	48,274	24,244
Total deferred income tax assets, gross	1,474,519	1,174,877
Less: valuation allowance	-	(19,285)
Total deferred income tax assets, net	1,474,519	1,155,592

Deferred income tax liabilities
Change in cash surrender value of life insurance policies	(23,149)	(11,132)
Right-of-use assets	(746,002)	(801,286)
Unrealized loss on sales arrangement with repurchase clause*	(10,713)	-
Intangible assets acquired through business combination	(109,874)	(132,361)
Total deferred income tax liabilities	(889,738)	(944,779)

Deferred income tax assets, net (included in other assets)	669,854	327,992
Deferred income tax liabilities, net (included in other liabilities)	(85,073)	(117,179)

*	Represents unrecognized gain or loss for accounting purpose, recognized gain or loss for tax purpose.